Acquisitions	6 Months Ended
Jun. 30, 2019
Acquisitions
Acquisitions

7.Acquisitions

7.1Lonmin acquisition

On 14 December 2017, Sibanye-Stillwater announced that it had reached agreement with Lonmin Plc (Lonmin) on the terms of a recommended all-share offer to acquire the entire issued and to be issued ordinary share capital of Lonmin (the Lonmin Acquisition). The Lonmin Acquisition was effected by means of a scheme of arrangement between Lonmin and the Lonmin shareholders under Part 26 of the UK Companies Act. Under the initial terms of the Lonmin Acquisition, each Lonmin shareholder was entitled to receive: 0.967 new Sibanye-Stillwater shares for each Lonmin share (Initial offer).

On 25 April 2019, the boards of Sibanye-Stillwater and Lonmin reached agreement on the terms of an increased recommended all-share offer pursuant to which Sibanye-Stillwater, and/or a wholly owned subsidiary of Sibanye-Stillwater, will acquire the entire issued and to be issued ordinary share capital of Lonmin (the Increased Offer). Under the terms of the Increased Offer, Lonmin shareholders will be entitled to receive one new Sibanye-Stillwater share for each Lonmin share.

On 15 May 2018, Sibanye-Stillwater received South African Reserve Bank approval for the proposed acquisition of Lonmin and on 28 June 2018, the proposed Lonmin transaction was unconditionally cleared by the UK Competition and Markets Authority. On 21 November 2018, Sibanye-Stillwater announced that the Competition Tribunal had approved the proposed acquisition of Lonmin, subject to specific conditions. In addition to the conditions agreed between Sibanye-Stillwater and the Competition Commission, a further condition had been imposed by the Competition Tribunal, namely a moratorium on retrenchments at the Lonmin operations for a period of six months from the implementation date.

The Lonmin Transaction (or scheme) was approved by the UK Court and on 7 June 2019 (effective date) all the conditions precedent to the Lonmin Transaction were fulfilled. Sibanye-Stillwater obtained control of Lonmin on this date. The effective date of the implementation of the Lonmin Transaction was 10 June 2019, when Lonmin's listing on the Financial Conduct Authority's Official List and the trading of Lonmin shares on the London Stock Exchange's Main Market for listed securities was suspended, and 290,394,531 new Sibanye-Stillwater shares were listed on the Johannesburg Stock Exchange.

Lonmin has a 30 September year end and is consolidated from the effective date. For the month ended 30 June 2019, the Marikana operations contributed revenue of R1,369 million and a net loss of R153 million to the Group’s results before Sibanye-Stillwater Group adjustments.

The purchase price allocation (PPA) has been prepared on a provisional basis in accordance with IFRS 3 Business combinations.  If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Consideration

The fair value of the consideration is as follows:

Figures in million - SA rand
Jun 2019
Equity instruments (290,394,531 ordinary shares)	4,306.6
Total consideration	4,306.6

Acquisition related costs

The Group incurred acquisition related costs of R213.5 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.

Identified assets acquired and liabilities assumed

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million - SA rand
	Notes	Jun 2019
Property, plant and equipment		3,527.1
Right-of-use assets	8	133.3
Other investments		269.0
Environmental rehabilitation obligation funds		299.2
Other non-current assets		517.3
Inventories		5,177.3
Trade and other receivables		946.6
Other current assets		15.0
Cash and cash equivalents		3,035.0
Lease liabilities	12	(133.3)
Environmental rehabilitation obligation and other provisions		(1,826.3)
Other non-current liabilities		(933.0)
Borrowings	11	(2,605.7)
Trade and other payables		(2,662.5)
Other current liabilities		(90.4)
Total fair value of identifiable net assets acquired[1]		5,668.6

[1]The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value

The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.5% for the Marikana operations, an average platinum price of US$1,025/oz and an average palladium price of US$1,170/oz

The fair value of inventories was based on the estimated selling price less costs to complete and costs to sell

The fair value of borrowings was based on the settlement price.  The Group restructured the Lonmin group entities funding arrangements to optimise financing costs. The Lonmin Pangaea Investments Management Limited (PIM) prepayment arrangement of US$174.3 million was fully settled by cash on hand and available within the Lonmin group on 5 July 2019

Gain on acquisition

A gain on acquisition has been recognised as follows:

Figures in million - SA rand
Jun 2019
Consideration	4,306.6
Fair value of identifiable net assets acquired	(5,668.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[1]	269.5
Gain on acquisition	(1,092.5)

[1]The amount recognised as non-controlling interest represents the non-controlling interest holders’ effective proportionate share of 4.75% of the fair value of the identifiable net assets acquired.

The excess of the fair value of the net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The gain on acquisition is attributable to the transaction being attractively priced.

7.2 SFA (Oxford) acquisition

On 21 June 2018, Sibanye-Stillwater announced it had agreed to acquire SFA (Oxford) Limited (SFA Oxford)), an established analytical consulting company that is a globally recognised authority on PGMs and has for several years provided in-depth market intelligence on battery materials and precious metals for industrial, automotive, and smart city technologies.

The purchase consideration comprises an upfront payment of GBP4 million (R74.7 million) at the closing of the transaction and a deferred payment (contingent consideration), subject to a maximum payment of GBP6 million.

The acquisition was subject to the fulfilment of various conditions precedent which were completed on 4 March 2019. Sibanye-Stillwater obtained control (100%) on this date.

The PPA has been prepared on a provisional basis in accordance with IFRS 3. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Figures in million - SA rand
Jun 2019
Consideration	127.1
Fair value of identifiable net assets acquired	(4.4)
Goodwill	122.7

The goodwill is attributable to the talent and skills of SFA (Oxford)’s workforce.

The goodwill has been provisionally allocated to the US and SA PGM cash generating units.  None of the goodwill recognised is expected to be deducted for tax purposes.